Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Statement [Line Items]
Schedule of Related Party Balances and Transactions
	December 31	December 31
Payables to related parties	2022	2021
Key management personnel ("KMP")(a)	$35	$35
Hunter Dickinson Services Inc. ("HDSI")(b)	202	341
Total payables to related parties	$237	$376

Key Management Personnel
Statement [Line Items]
Schedule of Outstanding Balances
Transaction	2022	2021
Compensation
Amounts paid and payable to HDSI for services of KMP employed by HDSI [1]	$2,499	$2,882
Amounts paid and payable to KMP [2]	1,913	2,624
	4,412	5,506
Share-based compensation [3]	1,441	1,854
Total compensation	$5,853	$7,360
Transactions	2022	2021
Services rendered by HDSI:
Technical [1]
Engineering	$372	$735
Environmental	508	434
Socioeconomic	–	285
Other technical services	44	154
	924	1,608
General and administrative
Management, consulting, corporate communications, secretarial, financial and administration	2,223	3,029
Shareholder communication	727	721
	2,950	3,750

Total for services rendered	3,874	5,358

Reimbursement of third party expenses
Conferences and travel	124	49
Insurance	48	71
Office supplies and information technology [2]	532	502
Total reimbursed	704	622

Total	$4,578	$5,980